CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended			12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net loss						$ (33,112,000)	$ (11,658,000)		$ (67,226,000)	$ (62,300,000)	$ 15,761,000
Changes in operating assets and liabilities:
Accounts payable						645,000	1,377,000		(45,000)	(4,391,000)	7,519,000
Net cash provided by (used in) operating activities						(52,545,000)	(2,237,000)		(43,230,000)	(30,503,000)	(12,584,000)
Cash Flows from Investing Activities
Net cash provided by (used in) investing activities						477,000	6,043,000		29,544,000	(19,383,000)	25,757,000
Cash Flows from Financing Activities:
Net cash provided by (used in) financing activities						28,723,000			49,790,000	44,158,000
Net increase (decrease) in cash and cash equivalents						(23,375,000)	3,747,000		36,100,000	(5,856,000)	13,172,000
Supplemental cash flow activities:
Cash paid for income taxes						(7,811,000)	324,000		545,000	2,412,000	$ 8,450,000
GRAF INDUSTRIAL CORP.
Cash Flows from Operating Activities:
Net loss		$ (417,843)	$ (2,588,670)	$ 355,051	$ (1,774,691)	(3,006,513)	(1,419,640)	$ 4,075,806	(13,922,930)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned on investments held in Trust Account		(72,958)		(1,471,028)		(845,679)	(2,893,394)	(1,125,181)	(5,239,790)	(1,125,181)
Change in fair value of warrant liability				575,279		2,800,110	3,376,517	(3,448,173)	17,365,901
General and administrative costs paid by Sponsor in exchange for issuance of common stock								8,500
Changes in operating assets and liabilities:
Prepaid expenses						(18,593)	(89,848)	(101,363)	71,896
Accounts payable						(139,733)	97,029	61,390	(82,173)
Accrued expenses						358,696	(14,500)	(15,000)	14,500
Franchise tax payable						(99,900)	(3,013)	103,013	96,987
Income tax payable						(83,429)	(214,655)	214,655	(59,347)
Net cash provided by (used in) operating activities						(755,575)	(1,355,562)	(196,353)	(1,783,956)
Cash Flows from Investing Activities
Investment income released from Trust Account to pay franchise and income taxes	$ 1,100,000					440,000	947,145		1,141,945
Withdrawal from Trust Account for redemption of Public Shares						132,099,207	0
Net cash provided by (used in) investing activities						132,539,207	947,145	(243,765,120)	1,141,945
Cash Flows from Financing Activities:
Payment of offering costs						0	(100,564)	(5,438,052)	(100,564)
Redemption of Public Shares						(132,099,207)	0
Net cash provided by (used in) financing activities						(132,099,207)	(100,564)	(245,402,370)	100,564
Cash deposited in Trust Account								(243,765,120)
Net increase (decrease) in cash and cash equivalents						(315,575)	(508,981)	1,440,897	(742,575)
Cash - beginning of the period			$ 698,322		$ 1,440,897	698,322	1,440,897		1,440,897
Cash - end of the period	$ 698,322	$ 382,747		$ 931,916		382,747	931,916	1,440,897	698,322	$ 1,440,897
Supplemental disclosure of noncash activities:
Change in value of common stock subject to possible redemption						32,296,247	(1,435,200)	225,767,960	(13,938,491)
Deferred offering costs paid by Sponsor in exchange for issuance of common stock								16,500
Deferred offering costs included in accounts payable								48,787
Deferred offering costs included in accrued expenses								$ 85,000
Supplemental cash flow activities:
Cash paid for income taxes						$ 240,000	$ 943,830		$ 1,138,630